Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Advances From Federal Home Loan Banks [Abstract]
2029	$ 125,000,000	$ 101,500,000
Total	$ 125,000,000	$ 125,000,000